             PUTNAM HARTFORD CAPITAL MANAGER EDGE (SERIES II)
                          SEPARATE ACCOUNT TEN
               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                          FILE NO. 333-66935



   SUPPLEMENT DATED OCTOBER 15, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

          SUPPLEMENT DATED OCTOBER 15, 2004 TO YOUR PROSPECTUS

The following information replaces the portions of the table entitled "Annual Fund Operating Expenses" of your prospectus with respect to the following funds: Putnam VT Capital Opportunities Fund - Class IB, Putnam VT Equity Income Fund - Class IB and Putnam VT Mid Cap Value Fund - Class IB.

The remainder of such table shall remain unchanged.

                                                                 TOTAL ANNUAL FUND
                                       12b-1                     OPERATING EXPENSES                           TOTAL
                                    DISTRIBUTION                (BEFORE CONTRACTUAL      CONTRACTUAL FEE     ANNUAL
                                      AND/OR                       FEE WAIVERS OR          WAIVERS OR         FUND
                      MANAGEMENT     SERVICING       OTHER             EXPENSE              EXPENSE         OPERATING
                         FEES         FEES (2)      EXPENSES        REIMBURSEMENTS)      REIMBURSEMENTS      EXPENSES
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital
Opportunities Fund -
Class IB (1) (3)         0.65%        0.25%          1.31%              2.21%                0.91%             1.30%

Putnam VT Equity
Income Fund -
Class IB (1) (3)         0.65%        0.25%          0.67%              1.57%                0.27%             1.30%

Putnam VT Mid Cap
Value Fund -
Class IB (1) (3)         0.70%        0.25%          1.20%              2.15%                0.80%             1.35%

The footnotes to the "Annual Fund Operating Expense" table are deleted and replaced with the following:

(1) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2004.

(2) See the Fund's prospectus for information about the Fund's distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. While the maximum rate payable under the Distribution Plan is 0.35% per year of the Fund's average net assets on class IB shares, the Trustees of the Fund currently limit the rate at 0.25% per year through at least the end of the Fund's current fiscal year.

(3) In order to limit the expenses of Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, Putnam Management has agreed to limit each Fund's compensation (and, to the extent necessary, bear other expenses of each Fund) through December 31, 2004.

        THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
                                    REFERENCE.

HV- 4962